UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5160
DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/29/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Money Market Fund
February 29, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)

New York--97.2%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth,
N.A.)		1.52	3/7/08	1,830,000 a	1,830,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)		3.07	3/7/08	2,900,000 a	2,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		6.25	3/7/08	1,000,000 a	1,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
North Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		6.25	3/7/08	800,000 a	800,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key
Bank)		3.09	3/7/08	4,400,000 a	4,400,000
Amsterdam Enlarged City School
District, GO Notes, BAN		4.00	7/3/08	1,000,000	1,000,813
Avoca Central School District,
GO Notes, BAN		4.00	6/26/08	1,700,000	1,701,046
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project) (LOC;
Key Bank)		3.09	3/7/08	920,000 a	920,000
Cincinnatus Central School
District, GO Notes, BAN		4.00	6/18/08	3,000,000	3,002,144
Colonie,
GO Notes, BAN		4.00	4/4/08	1,073,000	1,073,242
Colonie,
GO Notes, BAN		4.00	4/4/08	1,010,000	1,010,463
Colonie,

GO Notes, BAN	4.25	4/4/08	6,000,000	6,002,410
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.02	3/7/08	1,800,000 a	1,800,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	3.09	3/7/08	2,660,000 a	2,660,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities
Inc. Project) (LOC; Key Bank)	3.09	3/7/08	1,230,000 a	1,230,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project) (LOC;
Fifth Third Bank)	3.04	3/7/08	1,265,000 a	1,265,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	3.09	3/7/08	2,215,000 a	2,215,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project) (LOC; Key
Bank)	3.09	3/7/08	645,000 a	645,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.41	3/7/08	5,085,000 a,b	5,085,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,001,433
Greater Southern Tier Board of
Cooperative Educational
Services Sole Supervisory
District in the Counties of
Steuben, Allegany, Schuyler,
Chemung and Tioga, RAN	3.25	6/30/08	3,400,000	3,421,985
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,100,000	2,103,078
Haverstraw,
GO Notes, BAN	4.00	3/14/08	500,000	500,225
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.09	3/7/08	1,710,000 a	1,710,000
Hudson Yards Infrastructure
Corporation, Hudson Yards

Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.21	3/7/08	13,800,000 a,b	13,800,000
Lakeland Central School District
of Shrub Oak, GO Notes
(Insured; FSA)	3.25	6/15/08	236,353	236,858
Lakeland Central School District
of Shrub Oak, GO Notes
(Insured; FSA)	3.25	6/15/08	335,000	335,716
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Bank)	2.42	3/7/08	200,000 a	200,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	7.00	3/7/08	2,000,000 a	2,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	9.97	3/7/08	1,000,000 a	1,000,000
Monroe County,
GO Notes, RAN	4.00	4/15/08	6,000,000	6,002,910
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.21	3/7/08	2,400,000 a	2,400,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities) (LOC;
HSBC Bank USA)	4.10	6/15/08	550,000	550,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.19	3/7/08	11,545,000 a	11,545,000
New York City
(Insured; MBIA and Liquidity
Facility; Dexia Credit Locale)	3.55	3/7/08	6,400,000 a	6,400,000
New York City
(Liquidity Facility; Merrill
Lynch)	3.24	3/7/08	5,000,000 a,b	5,000,000
New York City
(LOC; JPMorgan Chase Bank)	3.07	3/1/08	1,500,000 a	1,500,000
New York City
(Putters Program) (Insured;
FSA and Liquidity Facility;
JPMorgan Chase Bank)	3.41	3/7/08	660,000 a,b	660,000
New York City,
GO Notes	4.00	3/15/08	100,000	100,000
New York City,

GO Notes	4.00	8/1/08	250,000	250,200
New York City,
GO Notes	4.88	8/1/08	100,000	101,045
New York City,
GO Notes	5.00	8/1/08	300,000	303,220
New York City,
GO Notes	5.00	8/1/08	300,000	303,220
New York City,
GO Notes	5.25	8/1/08	165,000	166,848
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	3.19	3/7/08	5,150,000 a	5,150,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	3.21	3/7/08	4,900,000 a	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.18	3/7/08	1,945,000 a	1,945,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.24	3/7/08	1,100,000 a	1,100,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(American Museum of Natural
History) (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.40	3/7/08	2,500,000 a	2,500,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.41	3/7/08	4,760,000 a,b	4,760,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	7,330,000 a,b	7,330,000
New York State,
GO Notes	4.00	3/1/08	470,000	470,000
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	5.50	3/1/08	2,200,000 a	2,200,000
New York State Dormitory

Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	3.15	3/7/08	4,000,000 a	4,000,000
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group) (Liquidity Facility;
Merrill Lynch)	3.24	3/7/08	1,560,000 a,b	1,560,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.18	3/7/08	10,600,000 a	10,600,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (Insured; MBIA
and Liquidity Facility;
Wachovia Bank)	3.40	3/7/08	8,000,000 a	8,000,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue
(Pooled Financing Program)	4.00	4/15/08	250,000	250,420
New York State Environmental
Facilties Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue
(Pooled Financing Program)	3.25	5/15/08	200,000	200,094
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	3.23	3/7/08	5,600,000 a,b	5,600,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,100,000	1,100,793
Olean,
GO Notes RAN	4.00	8/14/08	1,700,000	1,701,481
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; Citizens Bank
of Massachusetts)	3.19	3/7/08	3,335,000 a	3,335,000
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,000,000	1,003,249
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	3.26	3/7/08	2,635,000 a	2,635,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)

(LOC; M&T Bank)	3.21	3/7/08	2,180,000 a	2,180,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.09	3/7/08	3,300,000 a	3,300,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	5,300,000	5,313,803
Poughkeepsie,
Public Improvement GO Notes
(Insured; MBIA)	4.00	6/15/08	162,930	163,020
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.21	3/7/08	4,300,000 a	4,300,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T
Bank)	3.07	3/7/08	2,170,000 a	2,170,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	3.15	3/7/08	8,400,000 a	8,400,000
Salamanca City Central School
District, GO Notes, BAN	4.00	9/26/08	1,200,000	1,205,873
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	3.09	3/7/08	1,495,000 a	1,495,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	3.25	3/7/08	2,725,000 a	2,725,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.07	3/7/08	2,300,000 a	2,300,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/08	2,095,000	2,102,821
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/08	150,000	150,402

Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Putters Program)
(LOC; JPMorgan Chase Bank)	3.61	3/7/08	4,995,000 a,b	4,995,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	2,000,000 a,b	2,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	3,280,000 a,b	3,280,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	1,900,000	1,901,220
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.18	3/7/08	1,700,000 a	1,700,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	3.19	3/7/08	2,055,000 a	2,055,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	3.25	3/7/08	3,080,000 a	3,080,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish
Banks)	3.25	3/7/08	4,800,000 a	4,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.41	3/7/08	4,300,000 a,b	4,300,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;

Merrill Lynch)	3.41	3/7/08	5,050,000 a,b	5,050,000
White Plains,
Public Improvement GO Notes
(Insured; FSA)	3.38	1/15/09	245,000	246,309

U.S. Related--2.8%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.22	3/7/08	7,000,000 a,b	7,000,000

Total Investments (cost $248,686,341)			100.0%	248,686,341
Liabilities, Less Cash and Receivables			(.0%)	(85,102)
Net Assets			100.0%	248,601,239

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $70,420,000 or 28.3% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)